Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2008
Prospectus

Fergal Jackson no longer serves as an Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio. All references to Mr. Jackson in the "Fund Management" section on page 33 are no longer applicable.

The following information replaces similar information found in the "Fund Management" section on page 33.

VIP Disciplined Small Cap is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is lead portfolio manager of VIP Disciplined Small Cap Portfolio. Premkumar Narasimhan, Bobe Simon, and Patrick Waddell are portfolio managers of VIP Disciplined Small Cap Portfolio, and Lou Bottari is the assistant portfolio manager of VIP Disciplined Small Cap Portfolio.

The following information supplements similar information found in the "Fund Management" section on page 33.

Premkumar Narasimhan has been a Portfolio Manager with Geode since June 2008. He serves as a portfolio manager of VIP Disciplined Small Cap Portfolio, which he has managed since January 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Narasimhan is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Narasimhan was a Vice President at Morgan Stanley from 2003 to 2008.

Lou Bottari has been an Assistant Portfolio Manager with Geode since May 2008. He serves as an assistant portfolio manager of VIP Disciplined Small Cap Portfolio, which he has managed since January 2009. He also serves as an Assistant Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Bottari was employed by Fidelity in 1991 and served as an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008.

VIPINV-09-01 January 15, 2009
1.821023.126

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and
Service Class 2
Disciplined Small Cap Portfolio
April 30, 2008
Prospectus

Fergal Jackson no longer serves as an Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio. All references to Mr. Jackson in the "Fund Management" section on page 10 are no longer applicable.

The following information replaces similar information found in the "Fund Management" section on page 10.

The fund is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is lead portfolio manager of the fund. Premkumar Narasimhan, Bobe Simon, and Patrick Waddell are portfolio managers of the fund, and Lou Bottari is the assistant portfolio manager of the fund.

The following information supplements similar information found in the "Fund Management" section on page 10.

Premkumar Narasimhan has been a Portfolio Manager with Geode since June 2008. He serves as a portfolio manager of the fund, which he has managed since January 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Narasimhan is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Narasimhan was a Vice President at Morgan Stanley from 2003 to 2008.

Lou Bottari has been an Assistant Portfolio Manager with Geode since May 2008. He serves as an assistant portfolio manager of the fund, which he has managed since January 2009. He also serves as an Assistant Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Bottari was employed by Fidelity in 1991 and served as an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008.

VDSC-09-01 January 15, 2009
1.832801.104

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
Index 500 Portfolio
April 30, 2008
Prospectus

Fergal Jackson no longer serves as an Assistant Portfolio Manager of the fund. All references to Mr. Jackson in the "Fund Management" section on page 9 are no longer applicable.

The following information replaces similar information found in the "Fund Management" section on page 9.

The fund is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is lead portfolio manager of the fund. Premkumar Narasimhan, Bobe Simon, and Patrick Waddell are portfolio managers of the fund, and Lou Bottari is the assistant portfolio manager of the fund.

The following information supplements similar information found in the "Fund Management" section on page 9.

Premkumar Narasimhan has been a Portfolio Manager with Geode since June 2008. He serves as a portfolio manager of the fund, which he has managed since January 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Narasimhan is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Narasimhan was a Vice President at Morgan Stanley from 2003 to 2008.

Lou Bottari has been an Assistant Portfolio Manager with Geode since May 2008. He serves as an assistant portfolio manager of the fund, which he has managed since January 2009. He also serves as an Assistant Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Bottari was employed by Fidelity in 1991 and served as an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008.

VI5-09-01 January 15, 2009
1.797998.109